Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Receivables [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2021	2020

Prepaid expenses	$1,453	$1,888
Government authorities	596	283
Lease deposits	44	24
Other current assets	118	139

	$2,211	$2,334